BLACKROCK FUNDSSM

BlackRock Flexible Equity Fund

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 18, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2013

Effective immediately, the following change is made to the Fund’s Statement of Additional Information:

The grid in the section entitled “Investment Objectives and Policies” is deleted in its entirety and replaced with the following:

BlackRock Flexible Equity Fund
144A Securities	X
Asset-Backed Securities
Asset-Based Securities
Precious Metal-Related Securities	X
Bank Loans
Borrowing and Leverage	X
Cash Flows; Expenses
Cash Management
Collateralized Debt Obligations
Collateralized Loan Obligations
Collateralized Bond Obligations
Commercial Paper	X
Commodity-Linked Derivative Instruments and Hybrid Instruments	X
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X
Debt Securities	X
Depositary Receipts (ADRs, EDRs and GDRs)	X
Derivatives	X
Hedging	X
Indexed and Inverse Securities	X
Swap Agreements	X
Credit Default Swap Agreements and Similar Instruments	X
Credit Linked Securities
Interest Rate Transactions and Swaptions	X
Total Return Swap Agreements	X
Types of Options	X
Options on Securities and Securities Indices	X
Call Options	X
Put Options	X
Risks Associated with Options	X
Futures	X
Risks Associated with Futures	X
Foreign Exchange Transactions	X
Forward Foreign Exchange Transactions	X
Currency Futures	X
Currency Options	See note 1 below
Currency Swaps	X
Limitations on Currency Transactions	X
Risk Factors in Hedging Foreign Currency	X

Risk Factors in Derivatives	X
Credit Risk	X
Currency Risk	X
Leverage Risk	X
Liquidity Risk	X
Correlation Risk	X
Index Risk	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X
Distressed Securities	X
Dollar Rolls
Equity Securities	X
Exchange Traded Notes (“ETNs”)
Foreign Investment Risks	X
Foreign Market Risk	X
Foreign Economy Risk	X
Currency Risk and Exchange Risk	X
Governmental Supervision and Regulation/Accounting Standards	X
Certain Risks of Holding Fund Assets Outside the United States	X
Publicly Available Information	X
Settlement Risk	X
Funding Agreements
Guarantees
Illiquid or Restricted Securities	X
Inflation-Indexed Bonds
Inflation Risk
Information Concerning the Indices
Standard & Poor’s 500 Index
Russell Indexes
EAFE Index
Initial Public Offering (“IPO”) Risk	X
Investment Grade Debt Obligations	X
Investment in Emerging Markets	X
Brady Bonds
Investment in Other Investment Companies	X
Exchange Traded Funds	X
Junk Bonds	X
Lease Obligations
Liquidity Management
Master Limited Partnerships	X
Merger Transaction Risk
Mezzanine Investments	X
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X
Mortgage-Related Securities
Mortgage-Backed Securities
Collateralized Mortgage Obligations (“CMOs”)
Adjustable Rate Mortgage Securities
CMO Residuals
Stripped Mortgage-Backed Securities
Tiered Index Bonds
Municipal Bonds
General Obligation Bonds
Revenue Bonds
PABs

2

Participation Notes	X
Pay-in-Kind Bonds
Portfolio Turnover Rates	X
Preferred Stock	X
Real Estate Related Securities
Real Estate Investment Trusts (“REITS”)	X
Repurchase Agreements and Purchase and Sale Contracts	X
Reverse Repurchase Agreements
Rights Offerings and Warrants to Purchase	X
Securities Lending	X
Securities of Smaller or Emerging Growth Companies	X
Short Sales	See note 2 below
Sovereign Debt
Standby Commitment Agreements	X
Stripped Securities
Structured Notes	X
Supranational Entities
Trust Preferred Securities
U.S. Government Obligations	X
U.S. Treasury Obligations	X
Utility Industries	X
When Issued Securities, Delayed Delivery Securities and Forward Commitments	X
Yields and Ratings
Zero Coupon Securities

[1]	Fund may purchase (but not write) currency options.
[2]	Fund may only make short sales against the box and with respect to futures contracts and related options.

Shareholders should retain this Supplement for future reference.

SAI-FLEQ-0913SUP